Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Profit or Loss for the Group's Reportable Segments
For the year ended December 31, 2017

				(In millions of yen)
	Reportable segments			Corporate adjustments (1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers (2)	149,156	17,991	167,147	—	167,147
Segment profit/(loss) (3)	34,250	(17,674)	16,576	8,502	25,078
Depreciation and amortization expenses	6,252	897	7,149	—	7,149

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
(3)	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.

For the year ended December 31, 2018

				(In millions of yen)

	Reportable segments			Corporate adjustments (1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers	178,398	28,784	207,182	—	207,182
Segment profit/(loss) (2)	26,559	(34,931)	(8,372)	24,482	16,110
Depreciation and amortization expenses	8,832	2,303	11,135	—	11,135

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.
For the year ended December 31, 2019

				(In millions of yen)

	Reportable segments			Corporate adjustments (1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers	196,711	30,774	227,485	—	227,485
Segment profit/(loss) (2)	31,584	(66,557)	(34,973)	(4,024)	(38,997)
Depreciation and amortization expenses	14,573	8,164	22,737	—	22,737

(1)	Corporate adjustments mainly include other operating income, share-based compensation expenses and a cost arisen from cancellation of system development.
(2)	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.

Reconciliation of Segment Profit to Profit Before Tax from Continuing Operations
The reconciliation of Segment profit/(loss) to the profit/(loss) before tax from continuing operations is as follows:

		(In millions of yen)

	2017	2018	2019
Segment profit/(loss)	25,078	16,110	(38,997)
Finance income	257	413	512
Finance costs	(26)	(519)	(1,980)
Share of loss of associates and joint ventures	(6,321)	(11,148)	(13,412)
Loss on foreign currency transactions, net	(818)	(902)	(72)
Other non-operating income	1,963	869	3,878
Other non-operating expenses	(1,988)	(1,469)	(1,545)

Profit/(loss) before tax from continuing operations	18,145	3,354	(51,616)

Summary of Revenue Recognized
Revenues recognized at a point in time mainly consist of revenues from LINE Friends.

	(In millions of yen)

	2017	2018	2019
Core business
Advertising
Display advertising (1)	26,609	36,221	49,655
Account advertising (2)	38,929	56,714	62,654
Other advertising (3)	10,433	15,302	12,533

Sub-total	75,971	108,237	124,842

Communication, content, and others
Communication (4)	30,225	28,527	28,319
Content (5)	40,144	38,237	38,344
Others	2,816	3,397	5,206

Subtotal	73,185	70,161	71,869

Core business total	149,156	178,398	196,711

Strategic business
Friends (6)	12,299	19,579	19,189
Others (7)	5,692	9,205	11,585

Strategic business total	17,991	28,784	30,774

Total	167,147	207,182	227,485

(1)	Revenues from display advertising primarily consisted of fees from advertisement on services such as Timeline, Smart Channel and LINE NEWS.
(2)	Revenues from account advertising primarily consisted of fees from LINE Official Accounts, Sponsored Stickers and LINE Points.
(3)	Revenues from other advertising were mainly attributable to advertising revenue from livedoor, NAVER Matome and LINE Part-Time Job.
(4)	Revenues from communication were mainly attributable to sales of LINE Stickers and Creator Stickers.
(5)	Revenues from content primarily consisted of sales of LINE GAME’s virtual items.
(6)	Friends primarily consisted of revenues from sales of character goods.
(7)
Others for the year ended December 31, 2017 and 2018 primarily consisted of revenues from LINE Mobile service and
E-commerce.
Others for the year ended December 31, 2019 primarily consisted of revenue from E-commerce.

Revenues from External Customers
Revenues from external customers classified by country or region were based on the locations of customers. Revenues attributable to communication and content have been classified based on the geographical location of the end users. Revenues attributable to advertising have been classified based on the geographical locations where the services were provided.

	(In millions of yen)

	2017	2018	2019
Japan (country of domicile)	121,283	148,260	166,469
Taiwan	16,630	18,593	21,923
Others	29,234	40,329	39,093

Total	167,147	207,182	227,485

Summary of Non-current Operating Assets Classified by Country or Region
Non-current
operating assets mainly consist of
right-of-use
assets, property and equipment and intangible assets.

	(In millions of yen)

	December 31, 2018	December 31, 2019
Japan (country of domicile)	34,502	76,756
Korea	5,310	10,778
Others	7,946	18,151

Total	47,758	105,685